Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision	The components of the income tax provision for fiscal year 2016 and 2015 were as follows:
	2016	2015
Current
Federal	$0	$0
State	0	0
	0	0
Deferred
Federal	0	0
State	0	0
	0	0

Total	$0	$0

Schedule of Reconciliation of Expected Income Tax Benefit Computed Using the Federal Statutory Income Tax Rate

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for fiscal year 2016 and 2015:

	2016	2015
Income tax computed at federal statutory tax rate	-34.0%	-34.0%
Non-deductible expenses	5.7	2.2
Change in Valuation allowance	28.3	31.8
Total	0%	0%

Schedule of Components of Deferred Tax Assets and Liabilities for Income Tax

Significant components of the Company’s deferred tax assets and liabilities for income taxes for the fiscal years ended December 31, 2016 and 2015 are as follows:

	2016	2015
Deferred tax assets
Provision for credit losses	$412,000	$335,000
Deferred rent		4,000
Intangible assets	391,000	425,000
Net Operating loss carryforwards	7,400,000	5,650,000
Total deferred tax assets	8,203,000	6,414,000
Less: Valuation allowance	(8,203,000)	(6,414,000)
Net deferred tax assets	$0	$0